Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BARON
FUNDS®
BARON INVESTMENT FUNDS TRUST
Supplement to the Summary Prospectuses, Prospectus,
and Statement of Additional Information dated January 26, 2024
Effective immediately, in connection with changes to the principal investment strategies of the Baron Investment Funds Trust (the “Funds”), the Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”) of the Funds are modified as follows:
On page 2 of the Summary Prospectus and page 4 of the Prospectus of the Baron Asset Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. mid‑sized growth companies. BAMCO, Inc. (“BAMCO” or the “Adviser”) defines mid‑sized companies as those, at the time of purchase, with market capitalizations above $2.5 billion or the smallest market cap stock in the Russell Midcap Growth Index at reconstitution, whichever is larger, and below the largest market cap stock in the Russell Midcap Growth Index at reconstitution. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.
On page 2 of the Summary Prospectus and page 12 of the Prospectus of the Baron Growth Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. small‑sized growth companies. BAMCO, Inc. (“BAMCO” or the “Adviser”) defines small‑sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger.
The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.
On page 2 of the Summary Prospectus and page 20 of the Prospectus of the Baron Small Cap Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities of U.S. small‑sized growth companies. BAMCO, Inc. (“BAMCO” or the “Adviser”) defines small‑sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.
On page 2 of the Summary Prospectus and page 28 of the Prospectus of the Baron Opportunity Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. high growth businesses of any market capitalization selected for their capital appreciation potential. BAMCO, Inc. (“BAMCO” or the “Adviser”) may invest in companies in any sector or industry that it believes will benefit from innovations and advances in technology. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.
On page 2 of the Summary Prospectus and page 36 of the Prospectus of the Baron Fifth Avenue Growth Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. large‑sized growth companies. The Adviser defines large sized companies as those, at the time of purchase, with market capitalizations no smaller than the top 85th percentile by total market capitalization of the Russell 1000 Growth Index at June 30, or companies with market capitalizations above $10 billion, whichever is smaller. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.
On page 2 of the Summary Prospectus and page 44 of the Prospectus of the Baron Discovery Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. small‑sized growth companies. The Adviser defines small‑sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.
On page 2 of the Summary Prospectus and page 52 of the Prospectus of the Baron Durable Advantage Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. large sized companies. The Adviser defines large‑sized companies as those, at the time of purchase, with market capitalizations no smaller than the top 90th percentile by total market capitalization of the S&P 500 Index at June 30, or companies with market capitalizations above $10 billion, whichever is smaller. The Adviser seeks to invest primarily in what it believes are unique, well-managed, competitively advantaged businesses that generate significant excess free cash flow that is consistently returned to shareholders in the form of stock buybacks and/or dividends.

BARON ASSET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BARON
FUNDS®
BARON INVESTMENT FUNDS TRUST
Supplement to the Summary Prospectuses, Prospectus,
and Statement of Additional Information dated January 26, 2024
Effective immediately, in connection with changes to the principal investment strategies of the Baron Investment Funds Trust (the “Funds”), the Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”) of the Funds are modified as follows:
On page 2 of the Summary Prospectus and page 4 of the Prospectus of the Baron Asset Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. mid‑sized growth companies. BAMCO, Inc. (“BAMCO” or the “Adviser”) defines mid‑sized companies as those, at the time of purchase, with market capitalizations above $2.5 billion or the smallest market cap stock in the Russell Midcap Growth Index at reconstitution, whichever is larger, and below the largest market cap stock in the Russell Midcap Growth Index at reconstitution. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. mid‑sized growth companies. BAMCO, Inc. (“BAMCO” or the “Adviser”) defines mid‑sized companies as those, at the time of purchase, with market capitalizations above $2.5 billion or the smallest market cap stock in the Russell Midcap Growth Index at reconstitution, whichever is larger, and below the largest market cap stock in the Russell Midcap Growth Index at reconstitution. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.

BARON GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BARON
FUNDS®
BARON INVESTMENT FUNDS TRUST
Supplement to the Summary Prospectuses, Prospectus,
and Statement of Additional Information dated January 26, 2024
Effective immediately, in connection with changes to the principal investment strategies of the Baron Investment Funds Trust (the “Funds”), the Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”) of the Funds are modified as follows:
On page 2 of the Summary Prospectus and page 12 of the Prospectus of the Baron Growth Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. small‑sized growth companies. BAMCO, Inc. (“BAMCO” or the “Adviser”) defines small‑sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger.
The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. small‑sized growth companies. BAMCO, Inc. (“BAMCO” or the “Adviser”) defines small‑sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger.
The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.

BARON SMALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BARON
FUNDS®
BARON INVESTMENT FUNDS TRUST
Supplement to the Summary Prospectuses, Prospectus,
and Statement of Additional Information dated January 26, 2024
Effective immediately, in connection with changes to the principal investment strategies of the Baron Investment Funds Trust (the “Funds”), the Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”) of the Funds are modified as follows:
On page 2 of the Summary Prospectus and page 20 of the Prospectus of the Baron Small Cap Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities of U.S. small‑sized growth companies. BAMCO, Inc. (“BAMCO” or the “Adviser”) defines small‑sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities of U.S. small‑sized growth companies. BAMCO, Inc. (“BAMCO” or the “Adviser”) defines small‑sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.

BARON OPPORTUNITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BARON
FUNDS®
BARON INVESTMENT FUNDS TRUST
Supplement to the Summary Prospectuses, Prospectus,
and Statement of Additional Information dated January 26, 2024
Effective immediately, in connection with changes to the principal investment strategies of the Baron Investment Funds Trust (the “Funds”), the Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”) of the Funds are modified as follows:
On page 2 of the Summary Prospectus and page 28 of the Prospectus of the Baron Opportunity Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. high growth businesses of any market capitalization selected for their capital appreciation potential. BAMCO, Inc. (“BAMCO” or the “Adviser”) may invest in companies in any sector or industry that it believes will benefit from innovations and advances in technology. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. high growth businesses of any market capitalization selected for their capital appreciation potential. BAMCO, Inc. (“BAMCO” or the “Adviser”) may invest in companies in any sector or industry that it believes will benefit from innovations and advances in technology. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.

BARON FIFTH AVENUE GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BARON
FUNDS®
BARON INVESTMENT FUNDS TRUST
Supplement to the Summary Prospectuses, Prospectus,
and Statement of Additional Information dated January 26, 2024
Effective immediately, in connection with changes to the principal investment strategies of the Baron Investment Funds Trust (the “Funds”), the Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”) of the Funds are modified as follows:
On page 2 of the Summary Prospectus and page 36 of the Prospectus of the Baron Fifth Avenue Growth Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. large‑sized growth companies. The Adviser defines large sized companies as those, at the time of purchase, with market capitalizations no smaller than the top 85th percentile by total market capitalization of the Russell 1000 Growth Index at June 30, or companies with market capitalizations above $10 billion, whichever is smaller. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. large‑sized growth companies. The Adviser defines large sized companies as those, at the time of purchase, with market capitalizations no smaller than the top 85th percentile by total market capitalization of the Russell 1000 Growth Index at June 30, or companies with market capitalizations above $10 billion, whichever is smaller. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.

BARON DISCOVERY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BARON
FUNDS®
BARON INVESTMENT FUNDS TRUST
Supplement to the Summary Prospectuses, Prospectus,
and Statement of Additional Information dated January 26, 2024
Effective immediately, in connection with changes to the principal investment strategies of the Baron Investment Funds Trust (the “Funds”), the Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”) of the Funds are modified as follows:
On page 2 of the Summary Prospectus and page 44 of the Prospectus of the Baron Discovery Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. small‑sized growth companies. The Adviser defines small‑sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. small‑sized growth companies. The Adviser defines small‑sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.

Baron Durable Advantage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BARON
FUNDS®
BARON INVESTMENT FUNDS TRUST
Supplement to the Summary Prospectuses, Prospectus,
and Statement of Additional Information dated January 26, 2024
Effective immediately, in connection with changes to the principal investment strategies of the Baron Investment Funds Trust (the “Funds”), the Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”) of the Funds are modified as follows:
On page 2 of the Summary Prospectus and page 52 of the Prospectus of the Baron Durable Advantage Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. large sized companies. The Adviser defines large‑sized companies as those, at the time of purchase, with market capitalizations no smaller than the top 90th percentile by total market capitalization of the S&P 500 Index at June 30, or companies with market capitalizations above $10 billion, whichever is smaller. The Adviser seeks to invest primarily in what it believes are unique, well-managed, competitively advantaged businesses that generate significant excess free cash flow that is consistently returned to shareholders in the form of stock buybacks and/or dividends.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. large sized companies. The Adviser defines large‑sized companies as those, at the time of purchase, with market capitalizations no smaller than the top 90th percentile by total market capitalization of the S&P 500 Index at June 30, or companies with market capitalizations above $10 billion, whichever is smaller. The Adviser seeks to invest primarily in what it believes are unique, well-managed, competitively advantaged businesses that generate significant excess free cash flow that is consistently returned to shareholders in the form of stock buybacks and/or dividends.